CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current Assets
Cash	$ 5,889,033	$ 7,105,085
Advances to vendors	$ 5,020,775	9,400,197
Due from related parties		$ 198,611
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Other current assets	$ 147,306	$ 167,862
Total current assets	54,311,311	39,859,569
Property and equipment, net	245,394	194,878
Right-of-use operating lease assets	283,410	144,535
Deferred tax assets	117,091	140,377
Total non-current assets	645,895	479,790
TOTAL ASSETS	54,957,206	40,339,359
Current liabilities
Short-term bank loans	6,229,342	4,131,354
Accounts payable	7,317,603	2,258,129
Deferred revenue	300,831	1,007
Taxes payable	4,486,926	3,274,881
Due to related parties	$ 175,785	$ 141,235
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Operating lease liabilities, current	$ 75,409	$ 93,719
Accrued expense and other current liabilities	720,799	889,863
Total current liabilities	19,466,162	11,368,963
Operating lease liabilities, non-current	219,293	66,926
Total non-current liabilities	1,821,207	1,348,500
Total liabilities	21,287,369	12,717,463
Commitment and contingencies
Shareholders' equity
Additional paid-in capital	12,242,693	10,420,096
Subscription receivable	(445)
Statutory reserve	1,197,331	908,214
Retained earnings	20,091,312	17,575,571
Accumulated other comprehensive income (loss)	136,157	(1,284,329)
Total shareholders' equity	33,669,837	27,621,896
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	54,957,206	40,339,359
Non-related party
Current Assets
Accounts receivable	24,579,776	17,606,279
Current liabilities
Current portion of long-term loans	159,467	578,775
Long-term loans	1,601,914	1,281,574
Related party
Current Assets
Accounts receivable	18,674,421	5,381,535
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	2,671	2,226
Class B Ordinary Shares
Shareholders' equity
Ordinary shares	$ 118	$ 118